Production and similar taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Production and similar taxes	$ 124	$ 371	$ 327	$ 795
US
Disclosure of geographical areas [line items]
Production and similar taxes	13	79	26	160
Non-US
Disclosure of geographical areas [line items]
Production and similar taxes	$ 111	$ 292	$ 301	$ 635